CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock - Series A	Preferred Stock - Series B	Preferred Stock - Series C	Preferred Stock - Series D	Preferred Stock - Series E	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit
Balance at Dec. 31, 2015	$ 33,239,441	$ 0	$ 0	$ 0	$ 0	$ 1	$ 2,173	$ 170,529,953	$ 0	$ (137,292,686)
Balance (in shares) at Dec. 31, 2015		0	0	0	0	9,375	21,723,049
Issuance of common stock for cash	19,795,476	$ 0	$ 0	$ 0	$ 0	$ 0	$ 654	19,794,822	0	0
Issuance of common stock for cash (in shares)		0	0	0	0	0	6,544,412
Issuance of common stock in connection with the conversion of preferred stock	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 13	(13)	0	0
Issuance of common stock in connection with the conversion of preferred stock (in shares)		0	0	0	0	(429)	130,669
Issuance of common stock for services	55,599	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1	55,598	0	0
Issuance of common stock for services (in shares)		0	0	0	0	0	15,323
Stock-based compensation in connection with restricted common stock unit grants	1,725,417	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	1,725,417	0	0
Cancellation of common stock	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2)	2	0	0
Cancellation of common stock (in shares)		0	0	0	0	0	(24,075)
Preferred stock deemed dividend	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	3,599,565	0	(3,599,565)
Net loss	(15,635,575)	0	0	0	0	0	0	0	0	(15,635,575)
Balance at Dec. 31, 2016	39,180,358	$ 0	$ 0	$ 0	$ 0	$ 1	$ 2,839	195,705,344	0	(156,527,826)
Balance (in shares) at Dec. 31, 2016		0	0	0	0	8,946	28,389,378
Issuance of common stock for cash	13,193,831	$ 0	$ 0	$ 0	$ 0	$ 0	$ 514	13,193,317	0	0
Issuance of common stock for cash (in shares)		0	0	0	0	0	5,141,736
Issuance of common stock for services	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2	(2)	0	0
Issuance of common stock for services (in shares)		0	0	0	0	0	21,586
Issuance of common stock for payment of accounts payable	8,250	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	8,250	0	0
Issuance of common stock for payment of accounts payable (in shares)		0	0	0	0	0	2,351
Issuance of restricted common stock unit for accounts payable	65,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	65,000	0	0
Issuance of restricted common stock unit for services	68,002	0	0	0	0	0	0	68,002	0	0
Stock-based compensation in connection with restricted common stock unit grants	1,110,111	0	0	0	0	0	0	1,110,111	0	0
Stock-based compensation in connection with stock warrant grants	86,899	0	0	0	0	0	0	86,899	0	0
Cancellation of common stock	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1)	1	0	0
Cancellation of common stock (in shares)		0	0	0	0	0	(10,926)
Vested accrued RSU bonuses	511,526	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	511,526	0	0
Preferred stock deemed dividend	0	0	0	0	0	0	0	1,068,624	0	(1,068,624)
Net loss	(13,094,501)	0	0	0	0	0	0	0	0	(13,094,501)
Balance at Dec. 31, 2017	$ 41,129,476	$ 0	$ 0	$ 0	$ 0	$ 1	$ 3,354	$ 211,817,072	$ 0	$ (170,690,951)
Balance (in shares) at Dec. 31, 2017		0	0	0	0	8,946	33,544,125